Other Noncurrent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Noncurrent liabilities and other
Accrued employees costs	$ 181,890	$ 170,780
Noncurrent deferred revenue	80,560	75,826
Accrued pension liability	14,926	15,173
Other	14,644	11,575
Other noncurrent liabilities	$ 292,020	$ 273,354